Commitments and Contingencies (Table)	12 Months Ended
Dec. 31, 2010
Lease Commitments [Abstract]
Lease commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$155,601	$33,813	$823
2012	133,208	28,723	662
2013	112,403	22,100	560
2014	87,172	16,170	568
2015	65,421	7,237	576
Thereafter	685,942	634	5,811
Total	$1,239,747	$108,677	9,000
Less: Interest expense			(4,223)
Present value of minimum lease payments			4,777
Less: Current portion of obligations under capital leases			(377)
Long-term portion of obligations under capital leases			$4,400